Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Schedule of Common Stock Subject to Possible Redemption
As of September 30, 2022 and December 31, 2021, common stock subject to possible redemption reflected on the condensed consolidated balance sheets is reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)

Plus:
Remeasurement of carrying value to redemption value	31,621,284

Common stock subject to possible redemption, December 31, 2021	276,000,000
Plus:
Remeasurement of carrying value to redemption value	1,191,397
Common stock subject to possible redemption, September 30, 2022	$277,191,397

As of December 31, 2021, the common stock subject to possible redemption reflected on the balance sheet was reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	(16,771,351)
Common stock issuance costs	(14,849,933)
Plus:
Accretion of carrying value to redemption value	31,621,284

Common stock subject to possible redemption	$276,000,000